8a. - Long Term Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
8a. - Long Term Debt
Note 9 - Long Term Debt

Long-term debt consists of the following at December 31, 2011 and December 31, 2010:

	December 31,	December 31,
	2011	2010

8% unsecured convertible debentures, due in September of 2011, convertible into 500,000 shares of common stock at any time prior to maturity based on a conversion price of $0.05 per share. Accrued interest was convertible as well at a conversion price of $0.05 per share.	$-	$25,000
4% unsecured debenture, due June 7, 2012.	35,000	-
Unsecured demand note due to a related party.	-	3,000
Total debt	35,000	28,000
Less: current portion	35,000	28,000
Long-term debt, less current portion	$-	$-

On February 22, 2011 we settled the convertible promissory note in the original principal amount of $25,000 with a payment of $15,000. The note holder forgave the remaining $10,000 of principal and $4,641 of accrued interest.

Accrued interest on the above promissory notes totaled $92 and $4,959 at December 31, 2011 and December 31, 2010, respectively.

Interest expense totaled $1,145 and $3,911 for the years ended December 31, 2011 and 2010, respectively, of which $1,053 and $1,588, respectively, was incurred from credit card finance charges and accounts payable finance charges.